Leases - Summary of Operating Lease Rentals (Detail) - Continuing operations [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Statement [line items]
Operating lease rentals	$ 629
Hire of plant and machinery [member]
Statement [line items]
Operating lease rentals	363
Land and buildings [member]
Statement [line items]
Operating lease rentals	206
Other operating lease [member]
Statement [line items]
Operating lease rentals	$ 60